INVESTMENTS IN VARIABLE INTEREST ENTITIES - REVENUES AND EXPENSES (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Variable Interest Entity [Line Items]
Net investment income - policyholder and reinsurer accounts and other special-purpose portfolios									$ (6.6)	$ 71.9	$ 61.8
Fee revenue and other income									18.2	16.8	15.6
Total revenues	1,051.1	992.3	1,032.0	1,049.2	1,075.8	1,052.5	953.2	1,002.4	4,124.6	4,083.9	4,341.4
Interest expense									114.1	113.2	117.9
Other operating expenses									704.5	690.3	717.5
Total expenses									3,818.4	3,859.0	4,269.6
Income (loss) before income taxes	102.3	61.7	71.8	70.4	101.8	60.4	31.6	31.1	306.2	224.9	71.8
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Net investment income - policyholder and reinsurer accounts and other special-purpose portfolios									18.8	20.1	13.4
Fee revenue and other income									1.2	0.6	0.3
Total revenues									20.0	20.7	13.7
Interest expense									11.8	12.9	12.7
Other operating expenses									0.7	0.6	0.2
Total expenses									12.5	13.5	12.9
Income before net realized investment losses and income taxes									7.5	7.2	0.8
Net realized investment losses									(1.3)	(3.7)	(14.2)
Income (loss) before income taxes									$ 6.2	$ 3.5	$ (13.4)